Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loans and advances	£ 134,267	£ 141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Financial assets at fair value through the income statement	171,761	129,470
Financial assets designated at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	2,170	1,333
Debt securities	291	3,995
Reverse repurchase agreements and other similar secured lending	19	40
Financial assets at fair value through the income statement	2,480	5,368
Financial assets mandatory at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	25,279	17,804
Debt securities	1,406	1,225
Equity securities	3,742	6,548
Reverse repurchase agreements and other similar secured lending	138,539	97,783
Other financial assets	315	742
Financial assets at fair value through the income statement	£ 169,281	£ 124,102